OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of payments to be received by maturity
The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2021, were as follows:

Year ending December 31
(in thousands of $)
2022	173,829
2023	55,785
2024	34,322
2025	22,174
2026 and thereafter	22,807
Total minimum contractual future revenues	308,917

Operating lease income
The components of operating lease income were as follows:

(in thousands of $)	2021	2020	2019
Operating lease income(1)	185,318	186,706	123,292
Variable lease income (1) (2)	17,650	5,175	18,783
Total operating lease income	202,968	191,881	142,075

(1) “Total operating lease income” is included in the income statement line-item “Time and voyage charter revenues”. During the year ended December 31, 2021 and 2020, we chartered in an external vessel and recognized $0.9 million and $4.6 million of operating lease income, respectively and $2.6 million of variable lease income for the year ended December 31, 2021. No similar external vessel was chartered for the year ended December 31, 2019.
(2) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Operating lease costs
The components of operating lease cost were as follows:

(in thousands of $)	2021	2020	2019
Operating lease cost (1)	9,628	8,951	5,603
Variable lease cost (2)	1,621	4,000	2,983
Total operating lease cost	11,249	12,951	8,586

(1) “Operating lease cost” includes short-term lease cost. During the year ended December 31, 2021 and 2020, we sub-chartered out an external vessel and recognized $3.0 million and $3.8 million of cost respectively, presented in the income statement line-item “Voyage, charterhire and commission expense”. No similar external vessel was chartered for the year ended December 31, 2019.
(2) “Variable lease cost” is excluded from lease payments that comprise the operating lease liability.

Schedule of maturity of operating lease liabilities	The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2022	3,838
2023	2,051
2024	1,589
2025	1,725
2026 and thereafter	2,528
Total minimum lease payments	11,731